INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE - GEOGRAPHIC DISTRIBUTION (Details 1) (MSRs)	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Total outstanding (percent)	100.00%	[1]	100.00%	[2]	100.00%	[2]
California
Total outstanding (percent)	31.50%	[1]	32.00%	[2]	19.40%	[2]
Florida
Total outstanding (percent)	10.10%	[1]	10.10%	[2]	11.10%	[2]
New York
Total outstanding (percent)	4.50%	[1]	4.30%	[2]
Washington
Total outstanding (percent)	4.30%	[1]	4.30%	[2]	3.20%	[2]
Arizona
Total outstanding (percent)	3.80%	[1]	3.90%	[2]	4.80%	[2]
Texas
Total outstanding (percent)	3.60%	[1]	3.60%	[2]	6.70%	[2]
Maryland
Total outstanding (percent)	3.50%	[1]	3.40%	[2]	3.10%	[2]
Colorado
Total outstanding (percent)	3.50%	[1]	3.50%	[2]
New Jersey
Total outstanding (percent)	3.20%	[1]	3.10%	[2]	3.10%	[2]
Virginia
Total outstanding (percent)	3.10%	[1]	3.00%	[2]	3.50%	[2]
Other US Locations
Total outstanding (percent)	28.90%	[1]	2.88%	[2]	39.40%	[2]
Illinois
Total outstanding (percent)					3.00%	[2]
Nevada
Total outstanding (percent)					2.70%	[2]

[1]	(A) Based on the information provided by the loan servicer as of June 30, 2013.
[2]	(A) Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.